Mine Holding Costs	12 Months Ended
Dec. 31, 2020
Disclosure Of Mine Holding Costs [Abstract]
MINE HOLDING COSTS [Text Block]
9. MINE HOLDING COSTS

The Company’s mine holding costs are primarily comprised of labour costs associated with care and maintenance staff, electricity, security, environmental and community support costs for the following mines which are currently under temporary suspension:

	Year Ended December 31,
	2021	2020
Del Toro	$3,385	$7,999
La Parrilla	3,278	5,563
San Martin	2,597	5,265
La Guitarra	2,796	2,757
	$12,056	$21,583